Recovery and settlement of on-balance sheet assets and liabilities - Analysis of Financial Assets and Liabilities by Contractual Maturities Basis (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Assets
Cash and due from banks	[1]	$ 37,024	$ 56,723	$ 61,989
Interest-bearing deposits with banks		50,364	66,020
Securities
Trading		219,067	183,300
Investment, net of applicable allowance		342,721	256,618
Assets purchased under reverse repurchase and securities borrowed		309,683	350,803
Loans
Retail		652,344	626,978
Wholesale		397,171	360,439
Allowance for loan losses		(7,093)	(6,037)
Other
Derivatives		177,206	150,612
Premises and equipment		6,819	6,852
Goodwill		19,405	19,286	12,594
Other intangibles		7,402	7,798
Other assets		112,893	92,190
Total assets		2,325,006	2,171,582
Liabilities
Deposits		1,515,616	1,409,531
Other
Obligations related to securities sold short		49,891	35,286
Obligations related to assets sold under repurchase agreements and securities loaned		289,516	305,321
Derivatives		183,953	163,763
Insurance contract liabilities		24,327	22,231	$ 19,026
Other liabilities		108,591	94,712
Subordinated debentures		13,961	13,546
Total liabilities		2,185,855	2,044,390
Under 1 year [member]
Assets
Cash and due from banks		35,136	55,003
Interest-bearing deposits with banks		50,364	66,020
Securities
Trading		204,063	170,460
Investment, net of applicable allowance		70,438	45,418
Assets purchased under reverse repurchase and securities borrowed		309,632	350,622
Loans
Retail		200,928	174,761
Wholesale		98,494	89,492
Other
Derivatives		174,943	148,605
Premises and equipment		109	156
Other assets		90,520	69,287
Total assets		1,234,627	1,169,824
Liabilities
Deposits		1,244,662	1,144,860
Other
Obligations related to securities sold short		49,241	32,824
Obligations related to assets sold under repurchase agreements and securities loaned		287,844	304,855
Derivatives		182,415	158,622
Insurance contract liabilities		382	459
Other liabilities		73,000	70,499
Subordinated debentures		2,091
Total liabilities		1,839,635	1,712,119
After 1 year [member]
Assets
Cash and due from banks		1,888	1,720
Securities
Trading		15,004	12,840
Investment, net of applicable allowance		272,283	211,200
Assets purchased under reverse repurchase and securities borrowed		51	181
Loans
Retail		451,416	452,217
Wholesale		298,677	270,947
Other
Derivatives		2,263	2,007
Premises and equipment		6,710	6,696
Goodwill		19,405	19,286
Other intangibles		7,402	7,798
Other assets		22,373	22,903
Total assets		1,097,472	1,007,795
Liabilities
Deposits		270,954	264,671
Other
Obligations related to securities sold short		650	2,462
Obligations related to assets sold under repurchase agreements and securities loaned		1,672	466
Derivatives		1,538	5,141
Insurance contract liabilities		23,945	21,772
Other liabilities		35,591	24,213
Subordinated debentures		11,870	13,546
Total liabilities		$ 346,220	$ 332,271

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $3 billion as at October 31, 2025 (October 31, 2024 – $2 billion; October 31, 2023 – $3 billion).